UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                   August 1, 2006 to August 31, 2006

        Commission File Number of issuing entity:  333-129972-02

                   Accredited Mortgage Loan Trust 2006-2
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-129972-01

                    Accredited Mortgage Loan REIT Trust
         (Exact name of depositor as specified in its Charter)

                  Accredited Home Lenders, Inc.
          (Exact name of sponsor as specified in its Charter)

                              Delaware
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             35-2231035
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
               1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (858) 676-2100

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class M-1           [ ]             [ ]             [X]        Not Applicable
Class M-2           [ ]             [ ]             [X]        Not Applicable
Class M-3           [ ]             [ ]             [X]        Not Applicable
Class M-4           [ ]             [ ]             [X]        Not Applicable
Class M-5           [ ]             [ ]             [X]        Not Applicable
Class M-6           [ ]             [ ]             [X]        Not Applicable
Class M-7           [ ]             [ ]             [X]        Not Applicable
Class M-8           [ ]             [ ]             [X]        Not Applicable
Class M-9           [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         See Exhibit Monthly Distribution Date Statement for the period covered herein.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         Please refer to the attached Exhibit 2 for a description of current legal proceedings.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         Ex. 1 Monthly Distribution Date Statement for the period
               covered herein.
         Ex. 2 Legal Proceedings as described in the attached Exhibit. Ex. 3 Collateral tables after the prefunding.


                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           Accredited Mortgage Loan REIT Trust
                                           (Depositor)



                                            /s/: Charles O. Ryan
                                            Name: Charles O. Ryan
                                            Title: Securitization Coordinator

     Date: October 2, 2006